UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                 New York, New York             2/14/2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $395,351
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.            028-11626                         Indus Partners, LLC

----       ----------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS             CUSIP     (X1000)  PRN AMT   PRN CALL  DISCRETION  MANGRS  SOLE    SHARED    NONE
BAIDU                         SPON ADR REP A     056752108    4,235      42,230            SHARED      1       0       42,230    0
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD     204409601    3,619     333,200            SHARED      1       0      333,200    0
CHINA CORD BLOOD CORP         SHS                G21107100    1,587     608,040            SHARED      1       0      608,040    0
COMPANHIA BRASILEIRA DE DIST  SPON ADR PFD CL A  20440T201    3,649      82,200            SHARED      1       0       82,200    0
CTRIP COMM INTL LTD           AMERICAN DEP SHS   22943F100    4,709     207,800            SHARED      1       0      207,800    0
DESARROLLAD HOMEX S A DE      SPONSORED ADR      25030W100    4,177     334,702            SHARED      1       0      334,702    0
EMBRAER S A                   SP ADR REP 4 COM   29082A107    5,466     191,709            SHARED      1       0      191,709    0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS     344419106    4,879      48,455            SHARED      1       0       48,455    0
GRUPO TELEVISA SA             SPON ADR REP ORD   40049J206    3,859     145,200            SHARED      1       0      145,200    0
GRUPO FINANCIERO SANTANDER M  SPON ADR SHS B     40053C105    2,835     175,200            SHARED      1       0      175,200    0
HESS CORP                     COM                42809H107   15,602     294,600            SHARED      1       0      294,600    0
HESS CORP                     COM                42809H107   21,184     400,000     Call   SHARED      1       0      400,000    0
ICICI BK LTD                  ADR                45104G104    5,900     135,300            SHARED      1       0      135,300    0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD   465562106    6,488     394,190            SHARED      1       0      394,190    0
ISHARES TR                    MSCI EMERG MKT     464287234  232,394   5,240,000     Call   SHARED      1       0    5,240,000    0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR      71654V408    2,212     113,600            SHARED      1       0      113,600    0
POSCO                         SPONSORED ADR      693483109    5,562      67,700            SHARED      1       0       67,700    0
SINA CORP                     NOTE               82922RAB9   10,944     217,929            SHARED      1       0      217,929    0
SINA CORP                     NOTE               82922RAB9   10,546     210,000     Call   SHARED      1       0      210,000    0
SK TELECOM LTD                SPONSORED ADR      78440P108   31,856   2,012,400            SHARED      1       0    2,012,400    0
TERNIUM SA                    SPOM ADR           880890108    3,260     138,408            SHARED      1       0      138,408    0
TRINA SOLAR LIMITED           SPON ADR           89628E104    4,907   1,130,601            SHARED      1       0    1,130,601    0
TURQUOISE HILL RES LTD        COM                900435108    2,153     282,908            SHARED      1       0      282,908    0
VALE S A                      ADR                91912E105    3,328     158,800            SHARED      1       0      158,800    0
